Annual Fund Operating Expenses	May 13, 2026
EA Bridgeway Aggressive Investors ETF | EA Bridgeway Aggressive Investors ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.73%
EA Bridgeway Select Small-Cap Value ETF | EA Bridgeway Select Small-Cap Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.79%
EA Bridgeway Ultra-Small Company Market ETF | EA Bridgeway Ultra-Small Company Market ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.73%

[1]	* Restated to reflect current fees.
[2]	Restated to reflect current fees.
[3]	Restated to reflect current fees.